Goodwill and Other Intangible Assets - (Details) - Benson Hill, Inc - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Impairment charge	$ 4,832,000
Goodwill balance	9,260,000	$ 14,331,000
DDB
Goodwill [Line Items]
Impairment charge	2,954,000
Goodwill balance	0
Fresh
Goodwill [Line Items]
Impairment charge	1,878,000
Goodwill balance	$ 0